Long-Term Debt And Equity Financings (Narrative) (Details) (USD $)	12 Months Ended							12 Months Ended	1 Months Ended				0 Months Ended				0 Months Ended						0 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 401 (K) [Member]	Dec. 31, 2010 401 (K) [Member]	Dec. 31, 2012 DRPlus [Member]	Dec. 31, 2012 Ameren Illinois Company [Member]	Dec. 31, 2012 Ameren Missouri and Ameren Illinois [Member]	Nov. 30, 2012 Series1992 B 6.20% Due 2012 [Member] Ameren Illinois Company [Member] Environmental Improvement And Pollution Control Revenue Bonds [Member]	Dec. 31, 2012 Series1992 B 6.20% Due 2012 [Member] Ameren Illinois Company [Member] Environmental Improvement And Pollution Control Revenue Bonds [Member]		Dec. 31, 2011 Series1992 B 6.20% Due 2012 [Member] Ameren Illinois Company [Member] Environmental Improvement And Pollution Control Revenue Bonds [Member]	Aug. 20, 2012 Senior Secured Notes, 2 Point 70, Due 2022 [Member] Ameren Illinois Company [Member] Secured Debt [Member]	Dec. 31, 2012 Senior Secured Notes, 2 Point 70, Due 2022 [Member] Ameren Illinois Company [Member] Secured Debt [Member]		Dec. 31, 2011 Senior Secured Notes, 2 Point 70, Due 2022 [Member] Ameren Illinois Company [Member] Secured Debt [Member]	Sep. 11, 2012 3.90% Senior secured notes due 2042 [Member] Union Electric Company [Member] Secured Debt [Member]	Dec. 31, 2012 3.90% Senior secured notes due 2042 [Member] Union Electric Company [Member] Secured Debt [Member]		Sep. 20, 2012 3.90% Senior secured notes due 2042 [Member] Union Electric Company [Member] Secured Debt [Member]	Dec. 31, 2011 3.90% Senior secured notes due 2042 [Member] Union Electric Company [Member] Secured Debt [Member]		Sep. 20, 2012 5.25% Senior secured notes due 2012 [Member] Union Electric Company [Member] Secured Debt [Member]	Dec. 31, 2012 5.25% Senior secured notes due 2012 [Member] Union Electric Company [Member] Secured Debt [Member]		Dec. 31, 2011 5.25% Senior secured notes due 2012 [Member] Union Electric Company [Member] Secured Debt [Member]		Aug. 27, 2012 Series A 2000 5.50% Due 2014 [Member] Ameren Illinois Company [Member] Environmental Improvement And Pollution Control Revenue Bonds [Member]	Dec. 31, 2012 Series A 2000 5.50% Due 2014 [Member] Ameren Illinois Company [Member] Environmental Improvement And Pollution Control Revenue Bonds [Member]	Dec. 31, 2011 Series A 2000 5.50% Due 2014 [Member] Ameren Illinois Company [Member] Environmental Improvement And Pollution Control Revenue Bonds [Member]	Dec. 31, 2012 Minimum [Member] Ameren Illinois Company [Member]
Long-Term Debt And Equity Financings [Line Items]
Preferred stock, authorized	100,000,000
Preferred stock, par value	$ 0.01
Preferred stock, shares outstanding	0
Common stock, shares authorized	400,000,000	400,000,000				6,000,000
Common stock, shares issued		2,200,000	3,000,000	2,200,000	3,000,000
Common stock, value of shares issued		$ 65,000,000	$ 80,000,000	$ 65,000,000	$ 80,000,000
Debt instrument face amount											[1]	1,000,000	400,000,000	400,000,000	[2],[3]	[2],[3]	485,000,000	485,000,000	[4],[5]	485,000,000	0	[4],[5]		0	[5]	173,000,000	[5]			51,000,000
Stated interest rate on debt instrument									6.20%	6.20%			2.70%	2.70%			3.90%	3.90%		3.90%			5.25%	5.25%				5.50%	5.50%
Proceeds from issuance of secured debt													397,000,000				478,000,000
Repayments of long-term debt									1,000,000														173,000,000					51,000,000
Bonds interest rate assumption								6.00%
Dividend rate on preferred shares, percentage								7.00%
Excess in indebtedness upon default of maturity	$ 25,000,000
Common stock equity to capitalization ratio							57.00%																								30.00%

[1]	These bonds are first mortgage bonds issued by Ameren Illinois under the CILCO mortgage indenture and are secured by substantially all property of the former CILCO. The bonds are callable at 100% of par value.
[2]	These notes are collaterally secured by mortgage bonds issued by Ameren Illinois under the Ameren Illinois mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any series of first mortgage bonds issued under the Ameren Illinois mortgage indenture remain outstanding. Redemption, purchase, or maturity of all mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the Ameren Illinois mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the mortgage bond lien protection associated with these notes to fall away until 2028.
[3]	Ameren Illinois has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its Ameren Illinois mortgage bonds, and therefore an Ameren Illinois first mortgage bond release date will not occur as long as any of these notes are outstanding.
[4]	Ameren Missouri has agreed, during the life of these notes, not to optionally redeem, purchase or otherwise retire in full its first mortgage bonds. Ameren Missouri has also agreed to prevent a first mortgage bond release date from occurring as long as any of the 8.45% senior secured notes due 2039 and any of the 3.90% senior secured notes due 2042 remain outstanding.
[5]	These notes are collaterally secured by first mortgage bonds issued by Ameren Missouri under the Ameren Missouri mortgage indenture. The notes have a fall-away lien provision and will remain secured only as long as any first mortgage bonds issued under the Ameren Missouri mortgage indenture remain outstanding. Redemption, purchase, or maturity of all first mortgage bonds, including first mortgage bonds currently outstanding and any that may be issued in the future, would result in a release of the first mortgage bonds currently securing these notes, at which time these notes would become unsecured obligations. Based on the Ameren Missouri first mortgage bonds and senior secured notes currently outstanding, and assuming no early retirement of any series of such securities in full, we do not expect the first mortgage bond lien protection associated with these notes to fall away until 2042.